Unissued Capital Reserve - Schedule of Unissued Capital Reserve (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Unissued Capital Reserve [Abstract]
Unissued capital reserve	$ 45,734,183	$ 45,734,183
Total	$ 45,734,183	$ 45,734,183